Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 272,014	$ 246,888
Production cost of sales	(146,095)	(123,649)
Depletion of mineral property	(16,661)	(14,439)
Depreciation and amortization of property, plant and equipment	(28,039)	(27,215)
Cost of sales	(190,795)	(165,303)
Gross profit (loss) from mining operations	81,219	81,585
Income (loss) from operations	12,500	51,120
Derivative instrument gains	451	904
Interest expense and other finance costs	(3,645)	(4,293)
Other income (expense)	(6,894)	(665)
Foreign currency exchange gain (loss)	583	2,911
Income before income taxes	2,995	49,977
Income tax (expense) recovery	(25,103)	(22,586)
Net income (loss) from operations	(22,108)	27,391
Total assets	396,824	439,592
Non-current assets	290,701
Total liabilities	192,192	199,384
Peru
Disclosure of operating segments [line items]
Total assets	252,638
Non-current assets	178,892
Total liabilities	138,332
Mexico
Disclosure of operating segments [line items]
Total assets	142,745
Non-current assets	111,744
Total liabilities	28,729
CANADA
Disclosure of operating segments [line items]
Total assets	1,441
Non-current assets	65
Total liabilities	25,131
Yauricocha Mine | Peru
Disclosure of operating segments [line items]
Revenue	180,598	146,941
Production cost of sales	(80,765)	(70,660)
Depletion of mineral property	(9,329)	(8,503)
Depreciation and amortization of property, plant and equipment	(15,571)	(13,455)
Cost of sales	(105,665)	(92,618)
Gross profit (loss) from mining operations	74,933	54,323
Income (loss) from operations	60,919	40,179
Interest expense and other finance costs	(2,347)	(2,965)
Other income (expense)	(6,327)	(2,476)
Foreign currency exchange gain (loss)	(265)	329
Income before income taxes	51,980	35,067
Income tax (expense) recovery	(26,273)	(17,934)
Net income (loss) from operations	25,707	17,133
Bolivar Mine | Mexico
Disclosure of operating segments [line items]
Revenue	65,275	81,762
Production cost of sales	(43,186)	(37,319)
Depletion of mineral property	(5,424)	(3,873)
Depreciation and amortization of property, plant and equipment	(8,805)	(10,320)
Cost of sales	(57,415)	(51,512)
Gross profit (loss) from mining operations	7,860	30,250
Income (loss) from operations	(2,201)	19,953
Interest expense and other finance costs	(139)	18
Other income (expense)	(279)	1,573
Foreign currency exchange gain (loss)	420	1,575
Income before income taxes	(2,198)	23,119
Income tax (expense) recovery	831	(3,797)
Net income (loss) from operations	(1,368)	19,322
Cusi Mine | Mexico
Disclosure of operating segments [line items]
Revenue	26,141	18,185
Production cost of sales	(22,144)	(15,670)
Depletion of mineral property	(1,908)	(2,063)
Depreciation and amortization of property, plant and equipment	(3,663)	(3,440)
Cost of sales	(27,715)	(21,173)
Gross profit (loss) from mining operations	(1,574)	(2,988)
Income (loss) from operations	(40,283)	(4,725)
Derivative instrument gains	451	904
Interest expense and other finance costs	(57)	(105)
Other income (expense)	(278)	238
Foreign currency exchange gain (loss)	171	345
Income before income taxes	(39,997)	(3,343)
Income tax (expense) recovery	339	(855)
Net income (loss) from operations	(39,657)	(4,198)
Operating segment
Disclosure of operating segments [line items]
Total assets		439,592
Non-current assets		303,543
Total liabilities		199,384
Operating segment | Peru
Disclosure of operating segments [line items]
Total assets		269,179
Non-current assets		170,681
Total liabilities		141,548
Operating segment | Mexico
Disclosure of operating segments [line items]
Total assets		167,866
Non-current assets		132,822
Total liabilities		26,952
Operating segment | CANADA
Disclosure of operating segments [line items]
Total assets		2,547
Non-current assets		40
Total liabilities		30,884
Corporate | CANADA
Disclosure of operating segments [line items]
Income (loss) from operations	(5,935)	(4,287)
Interest expense and other finance costs	(1,102)	(1,241)
Other income (expense)	(10)
Foreign currency exchange gain (loss)	257	662
Income before income taxes	(6,790)	(4,866)
Net income (loss) from operations	$ (6,790)	$ (4,866)